July 8, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Sparrow Funds, File Nos. 333-59877 and 811-08897

Dear Sir/Madam:

On behalf of Sparrow Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 40 to the Trust’s Registration Statement the (“Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the Amendment is to add Appendix A relating to intermediary-specific sale charge reductions and waivers.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or the undersigned at (614) 469-3217.

Very truly yours,

/s/ Philip B. Sineneng

Philip B. Sineneng